INVESTMENTS - Carrying Value and Fair Value of HTM Debt Securities by Contractual Maturity Dates (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount;
Carrying value	$ 36,215	$ 23,921
Held-to-maturity Securities, Debt Maturities, Fair Value;
Fair value	36,511	24,671
Mortgage-backed securities
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount;
Due within 1 year, carrying value	0	0
After 1 but within 5 years, carrying value	172	0
After 5 but within 10 years, carrying value	660	863
After 10 years, carrying value	18,701	9,846
Carrying value	19,533	10,709
Held-to-maturity Securities, Debt Maturities, Fair Value;
Due within 1 year, fair value	0	0
After 1 but within 5 years, fair value	172	0
After 5 but within 10 years, fair value	663	869
After 10 years, fair value	18,818	10,303
Fair value	19,653	11,172
State and municipal securities
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount;
Due within 1 year, carrying value	309	205
After 1 but within 5 years, carrying value	336	243
After 5 but within 10 years, carrying value	262	140
After 10 years, carrying value	7,236	7,361
Carrying value	8,143	7,949
Held-to-maturity Securities, Debt Maturities, Fair Value;
Due within 1 year, fair value	305	205
After 1 but within 5 years, fair value	335	243
After 5 but within 10 years, fair value	270	144
After 10 years, fair value	7,391	7,527
Fair value	8,301	8,119
Foreign government
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount;
Due within 1 year, carrying value	0	0
After 1 but within 5 years, carrying value	4,068	4,725
After 5 but within 10 years, carrying value	0	0
After 10 years, carrying value	0	0
Carrying value	4,068	4,725
Held-to-maturity Securities, Debt Maturities, Fair Value;
Due within 1 year, fair value	0	0
After 1 but within 5 years, fair value	4,093	4,802
After 5 but within 10 years, fair value	0	0
After 10 years, fair value	0	0
Fair value	4,093	4,802
All other
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount;
Due within 1 year, carrying value	0	0
After 1 but within 5 years, carrying value	0	0
After 5 but within 10 years, carrying value	0	0
After 10 years, carrying value	4,471	538
Carrying value	4,471	538
Held-to-maturity Securities, Debt Maturities, Fair Value;
Due within 1 year, fair value	0	0
After 1 but within 5 years, fair value	0	0
After 5 but within 10 years, fair value	0	0
After 10 years, fair value	4,464	578
Fair value	$ 4,464	$ 578